Expense Example	Prospectus #1 CVT S&P 500 Index Portfolio CVT S&P 500 Index Portfolio 1 Year	Prospectus #1 CVT S&P 500 Index Portfolio CVT S&P 500 Index Portfolio 3 Years	Prospectus #1 CVT S&P 500 Index Portfolio CVT S&P 500 Index Portfolio 5 Years	Prospectus #1 CVT S&P 500 Index Portfolio CVT S&P 500 Index Portfolio 10 Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class I 1 Year	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class I 3 Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class I 5 Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class I 10 Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class F 1 Year	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class F 3 Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class F 5 Years	Prospectus #1 CVT S&P MidCap 400 Index Portfolio Class F 10 Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class I 1 Year	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class I 3 Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class I 5 Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class I 10 Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class F 1 Year	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class F 3 Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class F 5 Years	Prospectus #1 CVT NASDAQ 100 Index Portfolio Class F 10 Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class I 1 Year	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class I 3 Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class I 5 Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class I 10 Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class F 1 Year	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class F 3 Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class F 5 Years	Prospectus #1 CVT Russell 2000 Small Cap Index Portfolio Class F 10 Years	Prospectus #1 CVT EAFE International Index Portfolio Class I 1 Year	Prospectus #1 CVT EAFE International Index Portfolio Class I 3 Years	Prospectus #1 CVT EAFE International Index Portfolio Class I 5 Years	Prospectus #1 CVT EAFE International Index Portfolio Class I 10 Years	Prospectus #1 CVT EAFE International Index Portfolio Class F 1 Year	Prospectus #1 CVT EAFE International Index Portfolio Class F 3 Years	Prospectus #1 CVT EAFE International Index Portfolio Class F 5 Years	Prospectus #1 CVT EAFE International Index Portfolio Class F 10 Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class I 1 Year	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class I 3 Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class I 5 Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class I 10 Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class F 1 Year	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class F 3 Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class F 5 Years	Prospectus #1 CVT Investment Grade Bond Index Portfolio Class F 10 Years	Prospectus #2 CVT Volatility Managed Moderate Portfolio Class F 1 Year	Prospectus #2 CVT Volatility Managed Moderate Portfolio Class F 3 Years	Prospectus #2 CVT Volatility Managed Moderate Portfolio Class F 5 Years	Prospectus #2 CVT Volatility Managed Moderate Portfolio Class F 10 Years	Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio Class F 1 Year	Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio Class F 3 Years	Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio Class F 5 Years	Prospectus #2 CVT Volatility Managed Moderate Growth Portfolio Class F 10 Years	Prospectus #2 CVT Volatility Managed Growth Portfolio Class F 1 Year	Prospectus #2 CVT Volatility Managed Growth Portfolio Class F 3 Years	Prospectus #2 CVT Volatility Managed Growth Portfolio Class F 5 Years	Prospectus #2 CVT Volatility Managed Growth Portfolio Class F 10 Years
USD ($)	29	125	230	539	34	132	240	555	54	196	350	799	49	180	323	739	75	259	460	1,038	40	169	309	719	60	232	419	959	49	204	372	861	69	267	481	1,098	33	140	257	600	58	219	395	902	89	308	544	1,224	91	316	559	1,257	93	318	561	1,259